Concentrations (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) integer
Tenants leasing mining locations | integer	4
Mining Top Customer
Customer revenue concentration	13.60%
Accounts receivable concentration | $	$ 190
Asset Management Top Customer
Customer revenue concentration	10.00%